SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year end spot rate	$ 7.0999	$ 6.8972	$ 6.3640
Average Rate	$ 7.0809	$ 6.7526	$ 6.4441